UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21913

DundeeWealth Funds
(Exact name of registrant as specified in charter)

1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Peter Moran DundeeWealth US, LP 1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-854-0900

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

DundeeWealth Funds

Schedule of Investments

Dynamic Infrastructure Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares/ Units	Value
COMMON STOCKS - 93.5%
Australia - 3.9%
Transurban Group †	6,329	$33,126

Austria - 2.7%
Andritz AG †	250	22,989

Canada - 28.0%
Algonquin Power & Utilities Corp. (a)†	5,100	25,749
Brookfield Renewable Power Fund (a)†	600	12,449
Emera, Inc. †	100	3,153
Enbridge, Inc. †	677	38,313
Genivar Income Fund (a)†	600	18,363
Innergex Renewable Energy, Inc. †	2,460	24,568
Keyera Facilities Income Fund (a)†	303	10,712
Northland Power Income Fund (a)†	1,110	17,482
Provident Energy Trust (a)†	2,400	19,093
SNC-Lavalin Group, Inc. †	200	12,022
The Churchill Corp., Class A *†	287	5,279
TransCanada Corp. †	965	36,870
Viterra, Inc. *†	1,300	12,133
		236,186

France - 7.9%
Aeroports de Paris †	350	27,628
Eutelsat Communications †	480	17,576
Vinci SA †	400	21,786
		66,990

Italy - 7.8%
Atlantia SpA †	1,360	27,768
Terna - Rete Elettrica Nazionale SpA †	9,000	38,017
		65,785

Luxembourg - 3.0%
SES SA †	1,050	25,024

Switzerland - 2.1%
ABB, Ltd. *†	800	17,867

United Kingdom - 10.6%
National Grid plc †	4,014	34,997
Severn Trent plc †	1,000	23,061
United Utilities Group plc †	3,400	31,410
		89,468

United States - 27.5%
American Tower Corp., Class A*	550	28,402
ITC Holdings Corp.	600	37,188
Norfolk Southern Corp.	500	31,410
Northeast Utilities	1,300	41,444
Southern Co.	800	30,584
The Williams Cos., Inc.	1,300	32,136
Wisconsin Energy Corp.	500	29,430
		230,594
Total Common Stocks
(Cost $686,727)		788,029

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 5.6%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$46,926	$46,926

Total Short-Term Investments
(Cost $46,926)		46,926

Total Investments - 99.1%
(Cost $733,653)***		834,955
Forward Foreign Exchange Contracts - (0.1)%
(Unrealized depreciation)		(722)
Other Assets Less Liabilities - 1.0%		8,426
NET ASSETS - 100.0%		$842,659

Forward Foreign Exchange Contracts as of 12/31/10 were as follows:

Short Forward

Currency				Settlement	Unrealized Appreciation/
Purchased		Currency Sold		Date	Depreciation

USD	158,258	CAD	161,800	1/11/11	$(4,133)
USD	138,059	EUR	101,600	1/11/11	2,292
USD	47,888	GBP	30,000	1/11/11	1,119
Total Unrealized Appreciation/Depreciation					$(722)

†	Fair valued security. The aggregate value of fair valued securities is $557,435 comprising 66.15% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
(a)	Denoted in units.
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $733,653 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$107,296
Gross unrealized depreciation	(5,994)
Net unrealized appreciation	$101,302

Sector Allocation (Unaudited)	% of Net Assets
Utilities	41.5%
Industrials	25.9
Energy	16.3
Consumer Discretionary	5.0
Telecommunication Services	3.4
Consumer Staples	1.4
Cash and other	6.5
100.0%

See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Contrarian Advantage Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares / Units	Value
COMMON STOCKS - 101.2%
Canada - 14.8%
Bank of Nova Scotia	680	$38,896
Baytex Energy Trust (a)†	805	37,736
Central Fund of Canada, Ltd., Class A	755	15,651
Franco-Nevada Corp. †	460	15,387
		107,670

Ireland - 5.1%
Accenture plc, Class A	760	36,852

Israel - 15.6%
Bezeq Israeli Telecommunication Corp., Ltd. †	12,520	38,181
Israel Chemicals, Ltd. †	2,180	37,386
Mizrahi Tefahot Bank, Ltd. †	3,475	38,183
		113,750

Italy - 5.2%
Davide Campari - Milano SpA †	5,830	37,961

Sweden - 4.8%
Atlas Copco AB, Class A †	1,400	35,354

Switzerland - 11.9%
Nestle SA †	260	15,230
Sika AG †	15	32,920
Sulzer AG †	255	38,842
		86,992

United States - 43.8%
Apache Corp.	315	37,557
Comcast Corp., Class A	1,340	29,440
Emerson Electric Co.	640	36,589
Family Dollar Stores, Inc.	628	31,218
National Oilwell Varco, Inc.	435	29,254
NIKE, Inc., Class B	350	29,897
Norfolk Southern Corp.	595	37,378
Occidental Petroleum Corp.	385	37,769
Oracle Corp.	1,165	36,464
Philip Morris International, Inc.	238	13,929
		319,495
Total Common Stocks
(Cost $620,751)		738,074

	Number of	Expiration Date/
	Contracts	Exercise Price
PUT OPTIONS PURCHASED - 0.0%
PowerShares QQQ	16	Jan.2011/$42	16

Total Put Options Purchased
(Cost $4,322)			16

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 5.4%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$39,034	$39,034

Total Short-Term Investments
(Cost $39,034)		39,034

Total Investments - 106.6%
(Cost $664,107)***		777,124
Put Options Written - (0.0)%
(Premiums received $1,331)		(0)
Forward Foreign Exchange Contracts - (0.4)%
(Unrealized depreciation)		(2,690)
Liabilities in Excess of Other Assets - (6.2)%		(45,154)
NET ASSETS - 100.0%		$729,280

Put Options Written as of 12/31/10 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
16	PowerShares QQQ	Jan.2011/$33	0
Total (Premiums received $1,331)			$0

Forward Foreign Exchange Contracts as of 12/31/10 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

EUR	18,800	USD	25,169	1/11/11	$(47)
ILS	22,000	USD	6,085	1/11/11	114
SEK	31,000	USD	4,531	1/11/11	76
Total Unrealized Appreciation/Depreciation					$143

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	17,030	CHF	16,900	1/11/11	$(1,048)
USD	42,341	EUR	31,400	1/11/11	382
USD	61,257	ILS	222,500	1/11/11	(1,434)
USD	20,848	SEK	145,200	1/11/11	(733)
Total Unrealized Appreciation/Depreciation					$(2,833)

†	Fair valued security. The aggregate value of fair valued securities is $327,180 comprising 44.86% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
(a)	Denoted in units.
CHF	Swiss Franc
EUR	Euro
ILS	Israeli New Sheqel
SEK	Swedish Krona
USD	United States Dollar
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $664,107 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$117,323
Gross unrealized depreciation	(4,306)
Net unrealized appreciation	$113,017

Sector Allocation (Unaudited)	% of Net Assets
Industrials	20.3%
Energy	19.5
Financial	12.7
Consumer Discretionary	12.4
Materials	11.8
Information Technology	10.1
Consumer Staples	9.2
Telecommunication Services	5.2
Cash and other	(1.2)
100.0%

See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Discovery Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 96.5%
Austria - 4.9%
Andritz AG †	525	$48,276

Canada - 10.0%
Bank of Nova Scotia	855	48,906
Central Fund of Canada, Ltd., Class A	975	20,212
Franco-Nevada Corp. †	895	29,938
		99,056

France - 9.2%
JC Decaux SA *†	940	28,966
Pernod Ricard SA †	210	19,766
Vallourec SA †	410	43,079
		91,811

Germany - 3.7%
Wincor Nixdorf AG †	455	37,112

Israel - 9.9%
Frutarom Industries, Ltd. †	3,400	35,657
NICE Systems, Ltd. *†	825	28,627
Strauss Group, Ltd. †	2,090	33,893
		98,177

Italy - 3.4%
Bulgari SpA †	3,135	33,900

Switzerland - 16.3%
Rieter Holding AG *†	90	32,646
Schindler Holding AG, Participation Certificates †	300	35,451
Schweiter Technologies AG †	80	64,190
Tamedia AG †	225	29,840
		162,127

United Kingdom - 9.6%
British American Tobacco plc †	1,140	43,888
The Weir Group plc †	1,850	51,352
		95,240

United States - 29.5%
Apache Corp.	405	48,288
Dresser-Rand Group, Inc.*	1,150	48,979
Forest Oil Corp. *	1,345	51,070
Globe Specialty Metals, Inc.	2,745	46,912
Occidental Petroleum Corp.	500	49,050
Oracle Corp.	665	20,814
WMS Industries, Inc. *	620	28,049
		293,162

Total Common Stocks
(Cost $717,746)		958,861

WARRANTS - 0.2%
Canada - 0.2%
Kinross Gold Corp., Expire 9/03/2013 *	1,050	2,313
Total Warrants
(Cost $4,292)		2,313

	Number of	Expiration Date/	Market
	Contracts	Exercise Price	Value
PUT OPTIONS PURCHASED - 0.0%
PowerShares QQQ	16	Jan.2011/$42	$16
Total Put Options Purchased
(Cost $4,232)			16

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.5%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$25,054	25,054

Total Short-Term Investments
(Cost $25,054)		25,054

Total Investments - 99.2%
(Cost $751,324)***		986,244
Put Options Written - 0.0%
(Premiums received $1,292)		0
Forward Foreign Exchange Contracts - (0.2)%
(Unrealized depreciation)		(1,837)
Other Assets Less Liabilities - 1.0%		9,855
NET ASSETS - 100.0%		$994,262

Put Options Written as of 12/31/10 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
16	PowerShares QQQ	Jan.2011/$33	$0
Total (Premiums received $1,292)			$0

Forward Foreign Exchange Contracts as of 12/31/10 were as follows:

Long Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

CHF	137,000	USD	139,227	1/11/11	$7,320
EUR	24,000	USD	32,105	1/11/11	(34)
GBP	3,000	USD	4,725	1/11/11	(48)
ILS	64,000	USD	17,701	1/11/11	332
Total Unrealized Appreciation/Depreciation					$7,570

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation

USD	586	CAD	600	1/11/11	$(17)
USD	177,086	CHF	174,000	1/11/11	(8,738)
USD	101,269	EUR	75,100	1/11/11	914
USD	44,457	GBP	28,000	1/11/11	806
USD	62,151	ILS	229,000	1/11/11	(2,372)
Total Unrealized Appreciation/Depreciation					$(9,407)

†	Fair valued security. The aggregate value of fair valued securities is $596,581 comprising 60.00% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli New Sheqel
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $751,390 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$241,115
Gross unrealized depreciation	(6,261)
Net unrealized appreciation	$234,854

Sector Allocation (Unaudited)	% of Net Assets
Industrials	24.4%
Energy	19.9
Consumer Discretionary	15.4
Materials	11.5
Consumer Staples	9.8
Information Technology	8.7
Financial	7.0
Cash and other	3.3
100.0%

See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Gold and Precious Metals Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 88.5%
Australia - 18.3%
Ampella Mining, Ltd.* †	711,583	$2,422,456
Andean Resources, Ltd.* †	67,500	445,338
Azumah Resources, Ltd.* †	750,000	543,894
Gryphon Minerals, Ltd.* †	604,506	1,114,114
Intrepid Mines, Ltd.* †	440,600	908,408
Magma Metals, Ltd.* †	14,000	7,744
Mariana Resources, Ltd.* †	400,000	304,282
Papillon Resources, Ltd.* †	1,452,786	878,394
Perseus Mining, Ltd.* †	915,100	3,182,133
		9,806,763

Canada - 67.2%
Agnico-Eagle Mines, Ltd.	22,500	1,725,750
Alamos Gold, Inc. †	90,000	1,712,562
Alexander Nubia International, Inc. * †	300,000	105,602
ATAC Resources, Ltd.* †	200,000	1,261,189
Aurizon Mines, Ltd.* †	240,000	1,757,216
B2Gold Corp. * †	250,000	676,355
Barrick Gold Corp.	40,000	2,127,200
Claude Resources, Inc. * †	26,000	57,528
Continental Gold, Ltd. * †	30,300	304,737
Creso Exploration, Inc.* †	50,000	32,686
Dalradian Resources, Inc.* †	60,000	138,791
Duran Ventures, Inc. * †	350,000	91,522
Eldorado Gold Corp.	80,000	1,485,600
Goldcorp, Inc.	40,000	1,839,200
Keegan Resources, Inc.* †	220,000	1,947,099
Kinross Gold Corp., New York	153,664	2,913,469
Kinross Gold Corp., Toronto †	21,336	405,777
Lake Shore Gold Corp. * †	13,000	54,390
Levon Resources, Ltd. * †	20,000	41,034
Magellan Minerals, Ltd. * †	715,000	1,172,131
Malbex Resources, Inc.* †	172,000	103,792
Northern Superior Resources, Inc.* †	600,000	506,889
Osisko Mining Corp.* †	282,120	4,119,866
Peregrine Diamonds, Ltd.* †	240,000	620,336
PMI Gold Corp.* †	28,750	18,505
Premier Gold Mines, Ltd.* †	280,000	2,081,062
Premium Exploration, Inc.* †	800,000	386,201
Richfield Ventures Corp.* †	345,000	1,644,675
Riverstone Resources, Inc.* †	75,000	53,555
Romarco Minerals, Inc.* †	115,000	267,173
Sabina Gold & Silver Corp.* †	330,000	1,861,913
San Gold Corp.* †	700,000	2,794,931
Sandspring Resources, Ltd.* †	22,000	80,318
Strategic Metals, Ltd. * †	145,000	325,204
StrikePoint Gold, Inc.* †	37,000	8,373
Taku Gold Corp.* †	1,800,000	760,334
Unigold, Inc.* †	160,000	32,183
Valley High Ventures, Ltd.* †	20,000	41,436
Volta Resources, Inc.* †	200,000	482,752
		36,039,336

United States - 3.0%
Allied Nevada Gold Corp.* †	60,000	1,590,063

Total Common Stocks
(Cost $40,110,853)		47,436,162

WARRANTS - 0.0%
Canada - 0.0%
Kinross Gold Corp., Class D, expire 09/17/2014 *	1,320	6,226

Total Warrants
(Cost $6,291)		6,226

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 8.9%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$4,784,309	$4,784,309

Total Short-Term Investments
(Cost $4,784,309)		4,784,309

Total Investments - 97.4%
(Cost $44,901,453)***		52,226,697
Other Assets Less Liabilities - 2.6%		1,379,976
NET ASSETS - 100.0%		$53,606,673

†	Fair valued security. The aggregate value of fair valued securities is $37,344,943 comprising 69.66% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
*	Non-income producing security.
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $44,917,342 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$7,458,136
Gross unrealized depreciation	(148,781)
Net unrealized appreciation	$7,309,355

Sector Allocation (Unaudited)	% of Net Assets
Materials	88.5%
Cash and other	11.5
100.0%

See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic U.S. Growth Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 91.1%
Consumer Discretionary - 25.6%
Amazon.com, Inc. *	7,100	$1,278,000
BJ’s Restaurants, Inc. *	19,700	697,971
Chipotle Mexican Grill, Inc.*	3,700	786,842
Fossil, Inc. *	10,400	732,992
Las Vegas Sands Corp.*	25,300	1,162,535
priceline.com, Inc.*	3,000	1,198,650
Under Armour, Inc., Class A*	21,200	1,162,608
		7,019,598
Consumer Staples - 3.8%
Whole Foods Market, Inc.	20,400	1,032,036

Health Care - 12.1%
Alexion Pharmaceuticals, Inc. *	16,400	1,321,020
Endo Pharmaceuticals Holdings, Inc. *	20,700	739,197
Illumina, Inc.*	19,900	1,260,466
		3,320,683

Information Technology - 49.6%
Acme Packet, Inc.*	23,200	1,233,312
Apple, Inc.*	4,200	1,354,752
Aruba Networks, Inc.*	54,300	1,133,784
BroadSoft, Inc. *	28,900	690,132
F5 Networks, Inc.*	9,500	1,236,520
Informatica Corp.*	26,300	1,157,989
Juniper Networks, Inc. *	29,600	1,092,832
NetApp, Inc.*	23,200	1,275,072
Red Hat, Inc.*	20,300	926,695
Riverbed Technology, Inc.*	29,300	1,030,481
Salesforce.com, Inc.*	7,000	924,000
VMware, Inc., Class A*	17,800	1,582,598
		13,638,167

Total Common Stocks
(Cost $22,049,856)		25,010,484

	Principal
	Amount
SHORT-TERM INVESTMENTS - 5.8%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$1,578,276	1,578,276

Total Short-Term Investments
(Cost $1,578,276)		1,578,276

Total Investments - 96.9%
(Cost $23,628,132)***		26,588,760
Other Assets Less Liabilities - 3.1%		857,972
NET ASSETS - 100.0%		$27,446,732

*	Non-income producing security.
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $23,639,056 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,006,623
Gross unrealized depreciation	(56,919)
Net unrealized appreciation	$2,949,704

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	49.6%
Consumer Discretionary	25.6
Health Care	12.1
Consumer Staples	3.8
Cash and other	8.9
100.0%

See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Energy Income Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares/Units	Value
COMMON STOCKS - 86.9%
Canada - 87.0%
Algonquin Power & Utilities Corp. (a)†	43,800	$221,136
ARC Energy Trust (a)†	5,000	127,778
Baytex Energy Trust (a)†	9,590	449,552
Black Diamond Group, Ltd. (a)†	11,300	244,456
Bonavista Energy Trust (a)†	6,114	177,093
Canadian Oil Sands Trust (a)†	9,700	286,327
Crescent Point Energy Corp. †	9,370	416,434
Daylight Energy, Ltd. †	29,400	305,443
Enerplus Resources Fund (a)†	10,925	336,991
Freehold Royalty Trust (a)†	9,200	189,589
Husky Energy, Inc. †	10,000	267,022
Keyera Facilities Income Fund (a)†	6,235	220,417
NAL Oil & Gas Trust (a)†	24,172	314,822
Northland Power Income Fund (a)†	7,539	118,738
Pembina Pipeline Corp. †	7,600	165,101
Pengrowth Energy Trust (a)†	20,247	260,240
PetroBakken Energy, Ltd., Class A †	13,300	290,398
Peyto Energy Trust (a)†	5,100	94,840
Phoenix Technology Income Fund (a)†	21,000	281,323
Provident Energy Trust (a)†	34,200	272,073
Vermilion Energy, Inc. †	9,612	446,813
Zargon Energy Trust (a)†	13,467	304,203
		5,790,789
Total Common Stocks
(Cost $4,983,590)		5,790,789

	Principal
	Amount
SHORT-TERM INVESTMENTS - 13.1%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$873,428	873,428
Total Short-Term Investments
(Cost $873,428)		873,428

Total Investments - 100.0%
(Cost $5,857,018)***		6,664,217
Forward Foreign Exchange Contracts - (2.2)%
(Unrealized depreciation)		(149,311)
Other Assets Less Liabilities - 2.2%		145,512
NET ASSETS - 100.0%		$6,660,418

Forward Foreign Exchange Contracts as of 12/31/10 were as follows:

Short Forward

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

USD	5,492,661	CAD	5,611,000	01/11/11	$(149,311)
Total Unrealized Depreciation					$(149,311)

†	Fair valued security. The aggregate value of fair valued securities is $5,790,789 comprising 86.94% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

(a)	Denoted in units.
CAD	Canadian Dollar
USD	United States Dollar
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $5,869,925 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$810,904
Gross unrealized depreciation	(16,612)
Net unrealized appreciation	$794,292

Sector Allocation (Unaudited)	% of Net Assets
Energy	78.2%
Utilities	5.1
Industrials	3.7
Cash and other	13.0
100.0%

See Notes to Schedule of Investments

DundeeWealth Funds

Schedule of Investments

Dynamic Canadian Value Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 97.7%
Canada - 81.6%
Bank of Montreal †	600	$34,686
Bank of Nova Scotia †	600	34,456
Canadian Natural Resources, Ltd. †	900	40,144
Canadian Oil Sands Trust (a) †	1,232	32,773
Eldorado Gold Corp. †	1,900	35,352
Encana Corp. †	1,400	40,960
HudBay Minerals, Inc. †	2,100	37,953
Kinross Gold Corp. †	2,200	41,840
Magna International, Inc. †	800	41,766
Maple Leaf Foods, Inc. †	1,400	16,037
Osisko Mining Corp. * †	3,800	55,492
Potash Corp of Saskatchewan, Inc. †	200	31,067
Progress Energy Resources Corp. †	2,900	37,041
Quadra FNX Mining, Ltd. * †	2,100	35,377
Research In Motion, Ltd. * †	750	43,802
Rogers Communications, Inc., Class B †	700	24,359
Royal Bank of Canada †	700	36,834
Southern Pacific Resource Corp. * †	25,600	42,997
Tahoe Resources, Inc. * †	3,400	50,267
The Toronto-Dominion Bank †	400	29,870
		743,073

United States - 16.1%
Arch Coal, Inc.	1,200	42,072
Freeport-McMoRan Copper & Gold, Inc.	300	36,027
Halliburton Co.	900	36,747
Kraft Foods, Inc., Class A	1,000	31,510
		146,356

Total Common Stocks
(Cost $796,635)		889,429

	Principal	Market
	Amount	Value
SHORT-TERM INVESTMENTS - 1.9%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$17,500	$17,500

Total Short-Term Investments
(Cost $17,500)		17,500

Total Investments - 99.6%
(Cost $814,135)***		906,929
Other Assets Less Liabilities - 0.4%		3,750
NET ASSETS - 100.0%		$910,679

†	Fair valued security. The aggregate value of fair valued securities is $743,073 comprising 81.60% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
(a)	Denoted in units.
*	Non-income producing security.
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $814,135 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$98,343
Gross unrealized depreciation	(5,549)
Net unrealized appreciation	$92,794

Sector Allocation (Unaudited)	% of Net Assets
Materials	35.5%
Energy	29.9
Financial	14.9
Consumer Staples	5.2
Information Technology	4.8
Consumer Discretionary	4.6
Telecommunication Services	2.7
Cash and other	2.4
100.0%

See Notes to Schedule of Investments

Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,

Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,

Dynamic U.S. Growth Fund, Dynamic Energy Income Fund, Dynamic Canadian Value Fund

Notes to Schedule of Investments

December 31, 2010 (Unaudited)

NOTE A. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If Goodman & Company NY, Ltd.’s (the “Sub-Adviser”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if it had not used such strategies.

Derivative contracts held are not accounted for as hedging instruments under GAAP.

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds did not use futures contracts for the purpose of

Notes to Schedule of Investments

(Continued)

gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”).The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and /or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s or Goodman’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

During the period ended December 31, 2010, the funds had no investments in futures contracts or options on futures.

Forward Foreign Exchange Contracts - The Funds did engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by DundeeWealth US, LP, the investment adviser of the Funds (the “Adviser”) or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire,

Notes to Schedule of Investments

(Continued)

to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the period ended December 31, 2010, the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund entered into forward foreign exchange contracts with RBC Dominion Securities.

The Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund’s volume of activity in forward foreign exchange contracts during the period ended December 31, 2010 had an average monthly value of approximately $2,942, $1,653, $1,387, and $34,133, respectively.   Forward foreign exchange contracts for the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, and Dynamic Energy Income Fund at December 31, 2010 are presented within the Schedule of Investments.

Options - The Funds purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the period ended December 31, 2010, the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund entered into option contracts with Bank of America Merrill Lynch and UBS Securities LLC.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund’s volume of activity in options contracts during the period ended December 31, 2010 had an average monthly cost of approximately $8,182 and $8,092, respectively.  Option positions for the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund at December 31, 2010 are presented within the Schedules of Investments.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund’s volume of activity in written options contracts during the period ended December 31, 2010 had an average monthly

Notes to Schedule of Investments

(Continued)

premium amount approximately $2,266 and $2,227, respectively.  The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund’s volume of activity in written options contracts during the period ended December 31, 2010 had the following activities:

	Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options outstanding at September 30, 2010	24	$2,577	24	$2,538
Options expired	(8)	(1,246)	(8)	(1,246)
Options outstanding at December 31, 2010	16	$1,331	16	$1,292

The following tables summarize the value of derivatives held as of December 31, 2010, by their primary underlying risk exposure:

		Asset Derivatives
	Total Value at December 31, 2010	Equity Contracts	Forward Foreign Exchange Contracts
Dynamic Infrastructure Fund	$3,411	$—	$3,411
Dynamic Contrarian Advantage Fund	588	16	572
Dynamic Discovery Fund	9,388	16	9,372
Total	$13,387	$32	$13,355

		Liability Derivatives
	Total Value at December 31, 2010	Equity Contracts	Forward Foreign Exchange Contracts
Dynamic Infrastructure Fund	$(4,133)	$—	$(4,133)
Dynamic Contrarian Advantage Fund	(3,262)	(0)	(3,262)
Dynamic Discovery Fund	(11,209)	(0)	(11,209)
Dynamic Energy Income Fund	—	—	(149,311)
Total	$(18,604)	$(0)	$(167,915)

NOTE B.  Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedule of Investments

(Continued)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2010, is as follows:

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund	Dynamic Energy Income Fund	Dynamic Canadian Value Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Canada	$—	$54,547	$69,118	$10,091,219	$—	$—
Ireland	—	36,852	—	—	—	—
United States	230,594	319,495	293,162	—	—	146,356
Warrants Market Value:
Canada	—	—	2,313	6,226	—	—
Short-term Investments Market Value:	46,926	39,034	25,054	4,784,309	873,428	17,500
Total Level 1 Market Value of Investments	$277,520	$449,928	$389,647	$14,881,754	873,428	$163,856

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$33,126	$—	$48,276	$9,806,763	$—	$—
Austria	22,989	—	—	—	—	—
Canada	236,186	53,123	29,938	25,948,117	5,790,789	743,073
France	66,990	—	91,811	—	—	—
Germany	—	—	37,112	—	—	—
Israel	—	113,750	98,177	—	—	—
Italy	65,785	37,961	33,900	—	—	—
Luxembourg	25,024	—	—	—	—	—
Sweden	—	35,354	—	—	—	—
Switzerland	17,867	86,992	162,127	—	—	—
United Kingdom	89,468	—	95,240	—	—	—
United States	—	—	—	1,590,063	—	—
Total Level 2 Market Value of Investments	$557,435	$327,180	$596,581	$37,344,943	$5,790,789	$743,073

Total Market Value of Investments	$834,955	$777,108	$986,228	$52,226,697	$6,664,217	$906,929

Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Exchange Contracts	$3,411	$572	$9,372	$—	$—	$—
Other Financial Instruments Market Value:
Equity Risks:
Put Options Purchased	—	16	16	—	—	—
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Foreign Currency Exchange Risks:
Forward Foreign Exchange Contracts	(4,133)	(3,262)	(11,209)	—	(149,311)	—
Other Financial Instruments Market Value:
Equity Risks:
Put Options Written	—	(0)	(0)	—	—	—

Total Other Financial Instruments	$(722)	$(2,674)	$(1,821)	$—	$(149,311)	$—

*                 Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Dynamic U.S. Growth Fund *
Level 1 - Quoted Prices	$26,588,760
Total Market Value of Investments	$26,588,760

*                 Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and the PNC Bank Money Market Account as disclosed in the Schedule of Investments.

The Funds did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2010.

There were no Level 3 investments held at December 31, 2010 or September 30, 2010 for any of the Dynamic Funds.

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Funds’ financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Funds’ financial statements.

NOTE C.  Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2010.

Notes to Schedule of Investments

(Continued)

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2010, Dynamic Infrastructure Fund, Dynamic Gold & Precious Metal Fund, and Dynamic Energy Income Fund had deferred currency losses of $2,646, $36,204, and $490, respectively.

DundeeWealth Funds

Schedule of Investments

JOHCM International Select Fund

December 31, 2010 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCKS - 90.7%
Australia - 4.6%
Equinox Minerals, Ltd.* †	301,869	$1,846,676
OZ Minerals, Ltd. †	1,030,999	1,807,652
		3,654,328

Bermuda - 2.3%
Seadrill, Ltd. †	54,566	1,845,802

Canada - 7.0%
Imax Corp.* †	68,924	1,943,708
Pacific Rubiales Energy Corp.* †	54,199	1,839,703
Trican Well Service, Ltd. †	88,411	1,790,805
		5,574,216

China - 4.7%
Zhaojin Mining Industry Co., Ltd., Class H †	458,443	1,871,239
Zhuzhou CSR Times Electric Co., Ltd., Class H †	486,311	1,910,821
		3,782,060

Germany - 14.1%
Dialog Semiconductor plc * †	92,892	2,112,261
GEA Group AG †	65,033	1,878,705
Henkel AG & Co. KGaA †	34,327	1,771,667
Infineon Technologies AG * †	199,004	1,850,176
Kabel Deutschland Holding AG* †	38,320	1,787,276
Symrise AG †	67,905	1,862,604
		11,262,689

Hong Kong - 4.7%
Hengdeli Holdings, Ltd. †	3,152,000	1,876,851
Ruinian International, Ltd. †	2,692,831	1,866,449
		3,743,300

Indonesia - 6.5%
PT Bank Rakyat Indonesia Persero Tbk †	1,271,439	1,480,434
PT Indofood Sukses Makmur Tbk †	3,380,968	1,828,240
PT Kalbe Farma Tbk †	5,150,238	1,856,544
		5,165,218

Ireland - 2.2%
Experian plc †	140,845	1,753,368

Japan - 13.9%
Hitachi High-Technologies Corp. †	75,900	1,766,774
Japan Securities Finance Co., Ltd. †	245,522	1,800,579
NEC Networks & System Integration Corp. †	145,995	1,892,489
Osaka Securities Exchange Co., Ltd. †	365	1,840,284
Sysmex Corp. †	26,751	1,853,964
Toshiba Plant Systems & Services Corp. †	132,378	1,899,776
		11,053,866

Luxembourg - 2.3%
L’Occitane International SA * †	654,910	1,811,154

Netherlands - 4.5%
CSM †	51,911	1,815,913
Koninklijke (Royal) KPN NV †	121,694	1,777,268
		3,593,181

Portugal - 2.3%
Jeronimo Martins SGPS SA †	118,941	1,814,420

Russia - 2.4%
Mail.ru Group, Ltd. *	54,243	1,952,748

Singapore - 1.8%
Ho Bee Investment, Ltd. †	1,125,000	1,419,823

Switzerland - 7.1%
Dufry Group* †	13,609	1,831,218
STMicroelectronics NV †	182,341	1,889,937
Temenos Group AG* †	46,319	1,928,882
		5,650,037

	Number of	Market
	Shares	Value
COMMON STOCKS (continued)
Turkey - 1.9%
Albaraka Turk Katilim Bankasi A/S †	843,045	$1,475,726

United Kingdom - 4.2%
Intermediate Capital Group plc †	314,109	1,631,991
Man Group plc †	379,009	1,751,799
		3,383,790

United States - 4.2%
Ishares MSCI EAFE Index Fund	26,092	1,519,337
Virgin Media, Inc.	67,441	1,837,093
		3,356,430

Total Common Stocks
(Cost $61,520,539)		72,292,156

Total Investments - 90.7%
(Cost $61,520,539)**		72,292,156
Other Assets Less Liabilities - 9.3%		7,404,497
NET ASSETS - 100.0%		$79,696,653

†	Fair valued security. The aggregate value of fair valued securities is $66,982,978 comprising 84.05% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
*	Non-income producing security.
**	Aggregate tax cost is $61,547,287 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$11,228,831
Gross unrealized depreciation	(483,962)
Net unrealized appreciation	$10,744,869

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	14.4%
Financials	14.3
Consumer Discretionary	13.9
Industrials	11.7
Consumer Staples	11.4
Materials	9.3
Energy	6.9
Health Care	4.7
Telecommunication Services	2.2
Exchange-Traded Funds	1.9
Cash and other	9.3
100.0%

See Notes to Schedule of Investments

JOHCM International Select Fund

Notes to Schedule of Investments

December 31, 2010 (Unaudited)

NOTE A.  The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.’s (the “Sub-Adviser”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under GAAP.

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining

Notes to Schedule of Investments

(Continued)

exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended December 31, 2010, the Fund had no investments in futures contracts or options on futures.

Forward Foreign Exchange Contracts - The Fund may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

During the period ended December 31, 2010, the Fund had no investments in forward foreign exchange contracts.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended December 31, 2010, the Fund had no investments in options.

NOTE B.  Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments

(Continued)

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2010, is as follows:

Level 1: Quoted Prices
Common Stocks Market Value:
Russia	$1,952,748
United States	3,356,430
Total Level 1 Market Value of Investments	$5,309,178

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$3,654,328
Bermuda	1,845,802
Canada	5,574,216
China	3,782,060
Germany	11,262,689
Hong Kong	3,743,300
Indonesia	5,165,218
Ireland	1,753,368
Japan	11,053,866
Luxembourg	1,811,154
Netherland	3,593,181
Portugal	1,814,420
Singapore	1,419,823
Switzerland	5,650,037
Turkey	1,475,726
United Kingdom	3,383,790
Total Level 2 Market Value of Investments	$66,982,978
Total Market Value of Investments	$72,292,156

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2010.

There were no Level 3 investments held at December 31, 2010 or September 30, 2010.

To adjust for the time difference between local market close and the calculation of the net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and

Notes to Schedule of Investments

(Continued)

settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

NOTE C.  Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2010.

Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended September 30, 2010, the Fund had deferred currency losses of $47,205.

DundeeWealth Funds

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

December 31, 2010 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 99.1%
Consumer Discretionary - 25.6%
Darden Restaurants, Inc.	14,757	$685,315
Ford Motor Co.*	11,683	196,158
Gannett Co., Inc.	8,741	131,902
Limited Brands, Inc.	5,990	184,073
Meredith Corp.	19,267	667,602
Newell Rubbermaid, Inc.	38,442	698,876
priceline.com, Inc.*	636	254,114
Time Warner Cable, Inc.	12,013	793,218
Whirlpool Corp.	7,758	689,143
		4,300,401

Consumer Staples - 3.7%
Archer-Daniels-Midland Co.	20,424	614,354

Energy - 15.7%
Chevron Corp.	7,808	712,480
Murphy Oil Corp.	10,198	760,261
National Oilwell Varco, Inc.	14,190	954,277
Pioneer Natural Resources Co.	2,399	208,281
		2,635,299

Financials - 22.1%
American International Group, Inc.*	3,608	207,893
Apartment Investment & Management Co., Class A	6,527	168,658
Fifth Third Bancorp	10,423	153,009
Genworth Financial, Inc., Class A*	19,279	253,326
The Goldman Sachs Group, Inc.	3,943	663,055
The Travelers Companies, Inc.	18,647	1,038,824
Unum Group	43,481	1,053,110
XL Group plc	7,856	171,418
		3,709,293
Health Care - 4.5%
CIGNA Corp.	17,698	648,809
Intuitive Surgical, Inc.*	395	101,811
		750,620

Industrials - 4.3%
General Dynamics Corp.	10,239	726,559

Information Technology - 8.6%
Advanced Micro Devices, Inc.*	34,801	284,672
Akamai Technologies, Inc.*	3,619	170,274
Lexmark International, Inc., Class A*	3,777	131,515
SanDisk Corp.*	3,177	158,405
Xerox Corp.	60,495	696,902
		1,441,768

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 3.4%
Cliffs Natural Resources, Inc.	2,466	$192,373
Freeport-McMoRan Copper & Gold, Inc.	1,847	221,806
International Paper Co.	5,526	150,528
		564,707

Telecommunication Services - 11.2%
AT&T, Inc.	37,126	1,090,762
CenturyLink, Inc.	16,993	784,567
		1,875,329

Total Common Stocks
(Cost $14,445,650)		16,618,330

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.6%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$104,047	104,047

Total Short-Term Investments
(Cost $104,047)		104,047

Total Investments - 99.7%
(Cost $14,549,697)***		16,722,377
Other Assets Less Liabilities - 0.3%		53,750
NET ASSETS - 100.0%		$16,776,127

*	Non-income producing security.
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $14,558,424 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,227,433
Gross unrealized depreciation	(63,480)
Net unrealized appreciation	$2,163,953

Sector Allocation (Unaudited)	% of Net Assets
Consumer Discretionary	25.6%
Financials	22.1
Energy	15.7
Telecommunication Services	11.2
Information Technology	8.6
Health Care	4.5
Industrials	4.3
Consumer Staples	3.7
Materials	3.4
Cash and other	0.9
100.0%

See Notes to Schedule of Investments

Mt. Lucas U.S. Focused Equity Fund

Notes to Schedule of Investments

December 31, 2010 (Unaudited)

NOTE A. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management Corp.’s (the “Sub-Adviser”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under GAAP.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of

Notes to Schedule of Investments

(Continued)

gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended December 31, 2010, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended December 31, 2010, the Fund had no investments in options.

NOTE B.  Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2010, is as follows:

Level 1 - Quoted Prices*	$16,722,377
Total Market Value of Investments	$16,722,377

* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at December 31, 2010 or September 30, 2010.

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for

Notes to Schedule of Investments

(Continued)

fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

NOTE C. Tax Disclosure — No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2010.

As of September 30, 2010, the fund had a capital loss carryforward of $1,757,535, which is available to reduce future required distributions of net capital gains to shareholders. $953,379 is available through 2017 and $804,156 is available through 2018.

DundeeWealth Funds

Schedule of Investments

Smith Group Large Cap Core Growth Fund

December 31, 2010 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 14.6%
Autoliv, Inc.	14,340	$1,132,000
Bed Bath & Beyond, Inc.*	23,270	1,143,721
Limited Brands, Inc.	37,080	1,139,468
Mattel, Inc.	44,320	1,127,058
priceline.com, Inc.*	2,815	1,124,733
Ross Stores, Inc.	18,040	1,141,030
		6,808,010

Consumer Staples - 4.8%
Hansen Natural Corp.*	20,700	1,082,196
Whole Foods Market, Inc.	22,600	1,143,334
		2,225,530

Energy - 9.8%
Cimarex Energy Co.	12,800	1,133,184
Exxon Mobil Corp.	15,610	1,141,403
Halliburton Co.	28,500	1,163,655
Helmerich & Payne, Inc.	23,490	1,138,795
		4,577,037

Financials - 9.7%
American Express Co.	25,780	1,106,478
Capital One Financial Corp.	26,680	1,135,501
Franklin Resources, Inc.	10,170	1,131,006
Raymond James Financial, Inc.	34,190	1,118,013
		4,490,998

Health Care - 12.1%
Celgene Corp.*	17,900	1,058,606
Endo Pharmaceuticals Holdings, Inc.*	32,600	1,164,146
Express Scripts, Inc.*	21,140	1,142,617
McKesson Corp.	16,110	1,133,822
Watson Pharmaceuticals, Inc.*	22,100	1,141,465
		5,640,656

Industrials - 14.7%
Eaton Corp.	11,300	1,147,063
Illinois Tool Works, Inc.	21,360	1,140,624
Manpower, Inc.	17,830	1,119,011
Parker Hannifin Corp.	13,400	1,156,420
Thomas & Betts Corp.*	23,690	1,144,227
United Parcel Service, Inc., Class B	15,700	1,139,506
		6,846,851

Information Technology - 24.4%
ANSYS, Inc.*	21,680	1,128,877
Apple, Inc.*	3,530	1,138,637
Arrow Electronics, Inc.*	33,900	1,161,075
BMC Software, Inc.*	24,090	1,135,602
Check Point Software Technologies, Ltd.*	25,100	1,161,126
Google, Inc., Class A*	1,876	1,114,288
Hewlett-Packard Co.	24,840	1,045,764
International Business Machines Corp.	7,560	1,109,505
NetApp, Inc.*	21,100	1,159,656
TIBCO Software, Inc.*	59,100	1,164,861
		11,319,391

	Number	Market
	of Shares	Value
COMMON STOCKS (continued)
Materials - 4.9%
Freeport-McMoRan Copper & Gold, Inc.	9,700	$1,164,873
The Lubrizol Corp.	10,300	1,100,864
		2,265,737
Telecommunication Services - 2.5%
MetroPCS Communications, Inc. *	92,200	1,164,486

Total Common Stocks
(Cost $36,766,048)		45,338,696

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.1%
PNC Bank Money Market Account, 0.05%**, due 01/03/11	$977,652	977,652

Total Short-Term Investments
(Cost $977,652)		977,652

Total Investments - 99.6%
(Cost $37,743,700) ***		46,316,348
Other Assets Less Liabilities - 0.4%		191,214
NET ASSETS - 100.0%		$46,507,562

*	Non-income producing security.
**	Current yield as of December 31, 2010.
***	Aggregate tax cost is $37,776,006 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$8,669,998
Gross unrealized depreciation	(129,656)
Net unrealized appreciation	$8,540,342

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	24.4%
Industrials	14.7
Consumer Discretionary	14.6
Health Care	12.1
Energy	9.8
Financials	9.7
Materials	4.9
Consumer Staples	4.8
Telecommunication Services	2.5
Cash and other	2.5
100.0%

See Notes to Schedule of Investments

Smith Group Large Cap Core Growth Fund

Notes to Schedule of Investments

December 31, 2010 (Unaudited)

NOTE A. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, LP’s (the “Sub-Adviser”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under GAAP.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a

Notes to Schedule of Investments

(Continued)

futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the period ended December 31, 2010, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and /or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations.

During the period ended December 31, 2010, the Fund had no investments in options.

NOTE B.  Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2010, is as follows:

Level 1 - Quoted Prices*	$46,316,348
Total Market Value of Investments	$46,316,348

*	Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at December 31, 2010 or September 30, 2010.

In January 2010, FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for

Notes to Schedule of Investments

(Continued)

fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2010.

As of September 30, 2010, the Fund had a capital loss carryforward of $12,482,082, which is available to reduce future required distributions of net capital gains to shareholders. $274,339 is available through 2016; $5,652,354 is available through 2017; and $6,555,389 is available through 2018.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CF3 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DundeeWealth Funds

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	3/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	3/1/11

By (Signature and Title)*	/s/ John Leven
John Leven, Treasurer
(principal financial officer)

Date	3/1/11

* Print the name and title of each signing officer under his or her signature.